Share Capital - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 31, 2010 Class A Ordinary Shares Vote	May 31, 2013 Class A Ordinary Shares Fastweb and Tianwang and Yilong	Oct. 31, 2013 Class A Ordinary Shares Esta Investments USD ($)	Oct. 31, 2013 Class A Ordinary Shares Esta Investments CNY	Jul. 31, 2012 Class B Ordinary Shares	Oct. 31, 2010 Class B Ordinary Shares Vote
Class of Stock [Line Items]
Entitled vote per ordinary share					1					10
Conversion ratio, Class B ordinary share into Class A Ordinary Share										1
Share Repurchase Plan, shares repurchased (in shares)							5,316,960	5,316,960	2,686,965
Business acquisition, shares issued						5,282,100
Share Repurchase Plan, share value (in dollars)		59,822	0	190,022			$ 12,998	78,685
Shares issued (in shares)							34,683,042	34,683,042
Net proceeds from issuance of ordinary shares	$ 88,095	533,301	0	1,332,904			$ 88,095	533,301